WARRANTS	3 Months Ended
Mar. 31, 2014
WARRANTS
8.	WARRANTS

As discussed in the Company’s 2013 Form 10-K, warrants were issued pursuant to an agreement with Fields Texas. Pursuant to the terms of the warrant agreement, the strike price was adjusted from $9.05 to $5.00 during the three months ended March 31, 2014. During the three months ended March 31, 2014, 5,475,000 warrants were issued in connection with the 2014 Private Placements and 6,614,000 additional warrants were issued for advisory services. The warrants contain a provision which could adjust the strike price based on certain future events and are thus considered to be liabilities. As of March 31, 2014, warrants outstanding are as follows:

	Warrants	Warrant Liability		(Loss)/gain recognized on fair value adjustment
December 31, 2013	7,075,000	$16,600,500	(1)
Fair value adjustment	—	18,350,000		$(18,350,000	)(3)

	7,075,000	$34,950,500

Issued:
Fields Texas	6,230,750	$30,799,905	(2)	(30,799,905	)(4)
Other advisory warrants	383,250	1,908,585		(1,908,585	)(4)
2014 Private Placements	5,475,000	27,200,550		3,787,350	(5)

March 31, 2014	$19,164,000	$94,859,540		$(47,271,140)

(1)	Warrants as of December 31, 2013 represent warrants issued to Fields Texas pursuant to a strategic partnership agreement.
(2)	Additional warrants represent 5,730,750 warrants issued pursuant to the anti-dilution provisions associated with the warrants issued on December 27, 2013 and 500,000 warrants issued for 2014 advisory services also pursuant to the strategic partnership agreement.
(3)	Includes $894,140 related to warrants issued to William Fields pursuant to his role as a director of the Company included in Selling, general and administrative expense and $17,455,860 included in Advisory agreement warrant expense in the accompanying statements of operations and comprehensive income.
(4)	Included in Advisory agreement warrant expense in the accompanying statements of operations and comprehensive income.
(5)	Included in interest expense, net in the accompanying statements of operations and comprehensive income.

Included in Note 11 are the fair value adjustments related to the advisory agreement warrants, the warrants issued in connection with the 2014 Private Placements and the warrants issued to William Fields as follows:

Advisory agreement warrants	$50,164,350
Warrants issued with private placements	(3,787,350)
Selling, general and administrative	894,140

$47,271,140

A binomial model is used to compute the fair value of the warrants. In order to calculate the fair value of the warrants, certain assumptions are made regarding components of the model. As of March 31, 2014, significant assumptions include the estimated $8.88 fair value of the underlying common stock, the risk-free interest rate ranging from 1.62% to 1.69% and volatility of 39%. Changes to the assumptions could cause significant adjustments to the valuation.

The fair value of the underlying common stock was determined based on the closing price of the Company’s stock on March 31, 2014 with a marketability discount of 25%. The risk-free interest rate is based on the yield of U.S. treasury bonds over the expected term. The expected stock volatility is based on historical common stock prices for comparable publicly traded companies over a period commensurate with the life of the instrument.